INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES

(9) INCOME TAXES

The Company, its subsidiaries and VIEs file separate income tax returns.

Cayman

Under the current laws of Cayman Islands, the Company is not subject to tax on the Company's income or capital gains. In addition, no Cayman Islands withholding tax is imposed upon any payments of dividends.

PRC

In 2007, the PRC enacted a new Corporate Income Tax Law (“CIT Law”) and promulgated related regulations, effective from January 1, 2008, which impose a unified corporate income tax (“CIT”) rate of 25% for both domestic and foreign invested enterprises. Enterprises qualified as “High New Technology Enterprises (“HNTE”) enjoy a preferential CIT rate of 15%. eLong Information and Beijing Information was each an HNTE and enjoyed a reduced CIT rate of 15% for fiscal years 2008, 2009 and 2010 (generally HNTE certification covers a 3-year period).

In 2011, Beijing Information no longer qualified for HNTE certification, and thus was taxed at the unified corporate income tax rate of 25% for 2011 and thereafter. In 2011, eLong Information renewed its HNTE status and Beijing Xici received HNTE certification. Both of these companies enjoyed the reduced CIT rate of 15% in 2011, 2012 and 2013. In 2014, eLong Information reapplied for HNTE status and continued to enjoy the reduced CIT rate of 15% in 2014, 2015 and 2016. In 2014, Nanjing Xici was certified as both an HTNE and a Software Enterprise, under which Nanjing Xici enjoyed, and will enjoy, a CIT exemption in 2014 and 2015, as well as a reduced CIT rate of 12.5% in 2016, 2017 and 2018.

The CIT Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside the PRC. The 10% withholding tax rate can be reduced based on tax arrangements or treaties between the PRC and other jurisdictions. Undistributed earnings generated before January 1, 2008 are exempted from withholding tax when such earnings are distributed to the foreign investor in 2008 or thereafter. The Group's foreign invested subsidiaries and its VIEs are permanently reinvesting their earnings and, as such, under ASC subtopic 740-30, Income Taxes: Other Considerations or Special Areas, the Company has not recorded deferred tax liabilities on the outside basis in its foreign invested subsidiaries and VIEs. The cumulative amount of the temporary differences related to investments in foreign subsidiaries and VIEs was RMB82 million and RMB23 million as of the year ended on December 31, 2013 and 2014, respectively. It is not practicable for the Group to estimate the amount of unrecognized deferred tax liabilities.

Under the Tax Residence Notice issued by the State Administration of Taxation, a company incorporated outside of the PRC, but having effective management in the PRC will be considered a PRC tax resident and will be subject to PRC CIT on its worldwide income. The Implementation Regulations of the CIT Law further define effective management as the “substantive comprehensive management and control of the production, business, personnel, finance and assets of a company.” As of December 31, 2014, Expedia, Inc., through Expedia Asia Pacific, controls approximately 82% of the voting power of the Company. Accordingly, Expedia generally is able to exercise control over all matters requiring approval by the Company's Board of Directors or shareholders. If the PRC tax authorities treat eLong, Inc. as a PRC tax resident, the Company will be subject to PRC CIT on its worldwide income and such determination may have retroactive effect.

The Group's consolidated loss before income tax expenses/(benefit) consisted of:

	For the year ended December 31,
	2012	2013	2014

Cayman Islands	8,452,012	(8,121,177)	(46,901,027)
PRC	(22,954,541)	(104,847,452)	(211,202,124)
Total	(14,502,529)	(112,968,629)	(258,103,151)

Income tax expense/(benefit) attributable to loss from operations consisted of:

	For the year ended December 31,
	2012	2013	2014
Current	17,461,835	30,828,412	(3,810,926)
Deferred	(33,478,109)	28,651,891	16,905,027
Total	(16,016,274)	59,480,303	13,094,101

The significant components of deferred income tax expense/(benefit) attributable to losses from operations for the years ended December 31, 2012, 2013 and 2014 were as follows:

	For the year ended December 31,
	2012	2013	2014
Deferred income tax benefit (excluding decrease in the valuation allowance for deferred tax assets)	(33,558,246)	(62,942,286)	(8,662,935)
Increase in the valuation allowance for deferred tax assets	80,137	91,594,177	25,567,962
Deferred income tax expense/(benefit)	(33,478,109)	28,651,891	16,905,027

Income tax expense/(benefit) differed from the amounts computed by applying the PRC corporate income tax rate of 25% for 2012, 2013 and 2014 to the Group's pretax losses from operations as a result of the following:

	For the year ended December 31,
	2012	2013	2014
Computed expected tax expense/(benefit) at PRC statutory rates	(3,625,632)	(28,242,157)	(64,525,788)
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance for deferred tax assets allocated to income tax expense	80,137	91,594,177	25,567,962
Adjustment to deferred tax assets and liabilities for changes in enacted tax rates	(10,361,288)	(20,260,561)	30,995,134
Expired net operating loss carry forwards	49,255	30,020	41,491
Effect of differing tax rates in jurisdictions inside the PRC	1,274,237	10,949,401	11,853,475
Effect of differing tax rates in jurisdictions outside PRC	(2,067,506)	2,187,827	12,313,754
Prior year tax return true up	(1,810,759)	(624,609)	(4,482,916)
Non deductible entertainment expenses	170,020	249,362	371,541
Non deductible allowance for doubtful accounts	294,435	685,320	1,375,008
Non deductible share-based compensation cost	-	709,413	159,566
PRC tax payment after examination	-	1,863,825	-
Others	(19,173)	338,285	(575,126)
Income tax expense/(benefit)	(16,016,274)	59,480,303	13,094,101

The significant increase and decreases in adjustment to deferred tax assets and liabilities for changes in enacted tax rates during the years ended December 31, 2013 and 2014 were primarily due to deferred tax assets and liabilities related to eLong Information. eLong Information's status as an HNTE with a reduced CIT rate of 15% expired on December 31, 2013. eLong Information has applied for re-certification as an HNTE for the 2014, 2015 and 2016 calendar years, which application was pending as of the date hereof. Prior to receiving HNTE status, eLong Information valued the deferred tax assets and liabilities for periods beginning January 1, 2014 using the unified corporate income tax rate of 25%, rather than the reduced CIT rate of 15%.

Under the PRC Tax Administration and Collection Law, the statute of limitations is three years for underpayment of taxes due to computational errors made by the taxpayer or the withholding agent. The statute of limitations may be extended to five years under special circumstances, which are not clearly defined. In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group's 2010 to 2014 tax returns and relevant documentation remain subject to examination by PRC tax authorities, which may be conducted at any time, and the results of which are unpredictable due to the broad discretion of the PRC tax authorities. The Group did not have any unrecognized tax benefits for the year ended December 31, 2014. No significant interest or penalty related to unrecognized uncertain tax positions was recorded in the 2012, 2013 and 2014 consolidated financial statements.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below.

Deferred tax assets, current

	December 31,
	2013	2014
Deferred tax assets, current:
eCoupon program virtual cash liability	26,151,217	35,522,328
Accrued expenses	12,213,168	7,076,715
Total gross deferred tax assets, current	38,364,385	42,599,043
Less: valuation allowance	(31,760,316)	(42,294,669)
Net deferred tax assets, current	6,604,069	304,374

Deferred tax assets, non-current

	December 31,
	2013	2014
Deferred tax assets, non-current:
Operating loss carryforwards	2,655,432	19,664,857
Property and equipment	312,948	(124,775)
Impairment of long-term investments	-	6,083,848
Advertising and promotional fees	68,609,102	48,948,486
Total gross deferred tax assets, non-current	71,577,482	74,572,416
Less: valuation allowance	(60,437,216)	(74,056,796)
Net deferred tax assets, non-current	11,140,266	515,620

Deferred tax liabilities, non-current:
Acquired intangible assets in business combination	1,976,463	21,148,963
Software capitalization	57,236	37,919
Total deferred tax liabilities, non-current	2,033,699	21,186,882

The gross amounts of operating loss carryforwards which will expire between 2015 and 2019 are as follows: RMB561,302 in 2015, RMB5,170,218 in 2016, RMB2,911,704 in 2017, RMB2,875,277 in 2018 and RMB94,102,996 in 2019.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible or utilized. The Group considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible or can be utilized, management has provided valuation allowances of RMB92,197,532 and RMB116,351,465 as at December 31, 2013 and 2014, respectively. The increase in valuation allowance for the year ended December 31, 2013, was due to the assessment by management that it is more likely than not that the deferred tax assets of eLong Information will not be realized in the future. The increase in valuation allowance for the year ended December 31, 2014, was due to the assessment by management that it is more likely than not that the deferred tax assets of eLong Information and other eLong entities will not be realized in the future. In the year ended December 31, 2014, the Group provided valuation allowances of RMB78,631,363 for eLong Information, RMB5,685,191 for Beijing Information, RMB10,348,377 for Beijing Air, RMB7,479,899 for Beijing Travel, and RMB9,698,599 for eLong Information Technology (Hefei) Co., Ltd.(“eLong Hefei”).